Line of Credit	12 Months Ended
Mar. 31, 2021
Line of Credit [Abstract]
Line of Credit

10. Line of Credit

The Company's primary bank account denominated in US dollars is linked to its Line of Credit such that funds deposited to the bank account reduce the outstanding balance on the Line of Credit.

As at March 31, 2021 the Company's Line of Credit had a credit limit of up to $8,000,000 (2020 - $8,000,000). The line of Credit had a limit of $5,000,000 as at March 31, 2019, which was increased to a credit limit of up to $8,000,000 during the quarter ended March 31, 2020. The Line of Credit bears interest at the bank's US Base Rate (March 31, 2021 - 3.75%, March 31, 2020 - 3.75%) plus 1.5%.

The Line of Credit is secured by a general floating charge on the Corporation's assets and the assets of one of its subsidiaries, and one of the Company's subsidiaries has provided a corporate guarantee. Two directors of the Company have provided personal guarantees for a total of $5,020,000. The Line of Credit contains customary business covenants such as maintenance of security, maintenance of corporate existence, and other covenants typical for a corporate operating line of credit, and the Line of Credit has one financial covenant, to maintain a current ratio greater than 1.2:1, and the bank approved a temporary reduction in the current ratio to 1.0:1 as at March 31, 2020 and June 30, 2020. In addition, the availability of the credit limit over $5,000,000 is subject to margin requirements of a percentage of finished goods inventory and accounts receivable, and these margins are tested on a monthly basis. As of March 31, 2021 the Company had a drawn balance of nil (2020 - $5,469,944) on the Line of Credit.